Purchases and other expenses - Other liabilities - Components (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Provision for litigation	€ 572	€ 779	€ 537	€ 528
Cable network access fees (IRU)	152	194	240
Submarine cable consortium	130	157	235
Security deposit received	160	182	198
Orange Money - units in circulation	497	408	319
Other	739	738	610
Total	€ 2,250	€ 2,456	€ 2,138	€ 2,487